Leases (Details) - Schedule of Lease Liability $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Lease Liability [Abstract]
2024	$ 587
2025	414
2026	374
2027	184
Total undiscounted lease payments	1,559
Less - imputed interest	(162)
Present value of lease liabilities	$ 1,397